TRADE RECEIVABLES AND NOTES RECEIVABLES - Movements on the provision for impairment of trade receivables (Details) - Accumulated Impairment - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions
Allowance account for credit losses of financial assets at beginning of period	¥ 933,890	¥ 715,597	¥ 659,261
Provision for impairment	364,120	403,633	237,504
Written off	(285,178)	(122,459)	(98,554)
Reversal	(36,989)	(64,661)	(83,095)
Others (Note)	(17,056)	1,780	481
Allowance account for credit losses of financial assets at end of period	¥ 958,787	¥ 933,890	¥ 715,597